Condensed Parent Company Information - Schedule of Condensed Statements of Operations and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Interest income, net	¥ 16,200	$ 2,224	¥ 7,235	¥ 2,284
Realized gain (loss) in investments	(3,062)	(420)	3,207	1,867
Unrealized holding (loss) gain in investments	2,022	278	3,910	(3,794)
Other (expenses) income, net	(739)	(102)	(1,434)	1,401
Total (Loss) income before provision of income taxes	95	14	3,876	(32,495)
Net (loss) income attributable to Four Seasons Education (Cayman) Inc.	801	111	4,961	(29,666)
Foreign currency translation adjustments	3,768	517	9,347	38,526
Comprehensive income attributable to Four Seasons Education (Cayman) Inc.	4,569	628	14,308	8,860
Four Seasons Education (Cayman) Inc.
Condensed Income Statements, Captions [Line Items]
Operating expenses	(2,209)	(303)	(6,085)	(11,766)
Interest income, net	15,712	2,157	6,518	837
Realized gain (loss) in investments	3,062	420	3,207	1,867
Unrealized holding (loss) gain in investments	2,022	278	3,910	(3,794)
Other (expenses) income, net	62	9	8	(618)
Loss from investments in subsidiaries, VIEs and VIEs' subsidiaries	(11,724)	(1,610)	(2,597)	(16,192)
Total (Loss) income before provision of income taxes	801	111	4,961	(29,666)
Net (loss) income attributable to Four Seasons Education (Cayman) Inc.	801	111	4,961	(29,666)
Foreign currency translation adjustments	3,768	517	9,347	38,526
Comprehensive income attributable to Four Seasons Education (Cayman) Inc.	¥ 4,569	$ 628	¥ 14,308	¥ 8,860